Financing receivables, net - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2021
Impairment of investments	$ 9,386	$ 0	$ 0
Impairment charges in general and administrative expenses	0	(33)	(45)
Allowance for expected credit loss	3,308	0
Allowance for expected credit loss on financing receivables	0	18,213	$ 18,556
Net receivable amount	0	0
Micro-credit personal loans
Financing Receivables, Non-accrual Status	0	18,213
Corporate loans
Sale-and-leaseback arrangements under corporate loans , the principal amount due in January 2019 and the lessee unable to repay				$ 2,416
Impairment of investments				$ 10,430
Financing receivables, gross					$ 30,607
Allowance for expected credit loss on financing receivables					10,430
Net receivable amount	$ 14,157	$ 17,975			$ 20,177